Fair Value - Summary of Changes in Fair Value Included in Current Period Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	$ 106,442	$ 51,016	$ 35,647
Net gain on investments	7,175	53,985	201,809
Asset-Backed Financing of the VIE at Fair Value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	(669)	(499)	(617)
Net mortgage loan servicing fees	0	0	0
Net gain on investments	3,238	4,260	(8,459)
Total	2,569	3,761	(9,076)
Liabilities, Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	(669)	(499)	(617)
Net mortgage loan servicing fees	0	0	0
Net gain on investments	3,238	4,260	(8,459)
Total	2,569	3,761	(9,076)
Short-term Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	0	0	0
Net mortgage loan servicing fees	0	0	0
Net gain on investments	0	0	0
Total	0	0	0
Mortgage-backed securities at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	(2,391)	(35)	357
Net mortgage loan servicing fees	0	0	0
Net gain on investments	(13,168)	(5,224)	10,416
Total	(15,559)	(5,259)	10,773
Mortgage loans acquired for sale at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	55,350	71,880	100,213
Net interest income	0	0	0
Net mortgage loan servicing fees	0	0	0
Net gain on investments	0	0	0
Total	55,350	71,880	100,213
Mortgage loans at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	1,294	1,253	1,848
Net mortgage loan servicing fees	0	0	0
Net gain on investments	(5,252)	70,470	242,449
Total	(3,958)	71,723	244,297
Mortgage loans under forward purchase agreements at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on investments			803
Total			803
Excess servicing spread [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	0	0	0
Net mortgage loan servicing fees	0	0	0
Net gain on investments	(23,923)	3,239	(20,834)
Total	(23,923)	3,239	(20,834)
MSRs at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	0	0	0
Net interest income	0	0	0
Net mortgage loan servicing fees	(12,524)	(7,072)	(16,648)
Net gain on investments	0	0	0
Total	(12,524)	(7,072)	(16,648)
Assets, Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Net gain on mortgage loans acquired for sale	55,350	71,880	100,213
Net interest income	(1,097)	1,218	2,205
Net mortgage loan servicing fees	(12,524)	(7,072)	(16,648)
Net gain on investments	(42,343)	68,485	232,834
Total	$ (614)	$ 134,511	$ 318,604